CAPITAL STOCK - Disclosure of detailed information about change in restricted share units outstanding (Details) - Share	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Restricted share units, beginning of period	625,000	312,500
Granted	333,500	312,500
Restricted share units, end of period	958,500	625,000